Investment Strategy	Jul. 14, 2026
Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve the inverse (-100%) of the daily percentage change in the share price of the Underlying ETF by employing derivatives, namely swap agreements, listed options contracts, and/or futures contracts. The Fund aims to generate the inverse of the daily performance of the Underlying ETF for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act. The Underlying ETF is a passively managed ETF that provides exposure to developed equity markets outside the United States by seeking to track the performance of one or more widely followed, free-float-adjusted, market capitalization-weighted indices  composed of large-, mid- and small-cap companies across multiple developed-market countries in Europe, Australasia and the Far East.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to the inverse (-1x) the daily performance of the Underlying ETF, and may return substantially different amounts during such periods. During such periods, the Fund’s actual shorting levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund will enter into swap agreements as a substitute for directly shorting the Underlying ETF. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying ETF. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing such Underlying ETF. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -100% of the Underlying ETF.

In addition to swap agreements that reference the Underlying ETF, the Fund may enter into swap agreements that reference the equity index that underlies, or is tracked by, the Underlying ETF (the “Underlying Index”). The Fund expects to use index-based swap agreements only in circumstances where swaps referencing the Underlying ETF are unavailable, impracticable, or less efficient. Such index-based swap agreements are intended to provide inverse (-1x) exposure that closely corresponds to the daily performance of the Underlying ETF. The gross return to be exchanged under an index-based swap is calculated by reference to a stated notional amount, and such swaps are valued daily and rebalanced in the same manner as swaps referencing the Underlying ETF.

The Fund may also utilize listed options to seek to achieve the inverse (-1X) of the daily performance of the Underlying ETF. The Fund may use short-dated options, including buying put options, selling call options, or implementing option spreads designed to provide inverse exposure to the Underlying ETF. These options allow the Fund to obtain short exposure to the Underlying ETF in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -1X objective.

The Fund may also invest in futures contracts, including equity index futures and futures on exchange-traded funds, to obtain inverse exposure to the daily performance of the Underlying ETF or its Underlying Index. The Fund expects to use futures contracts primarily as a substitute for, or in combination with, other derivative instruments when necessary to maintain inverse daily exposure consistent with its investment objective. The Fund may establish short positions in such futures contracts. Futures positions are marked-to-market daily and require the posting of margin, which may be held in cash or cash equivalents.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Underlying ETF (and, to the extent the Fund obtains exposure through derivatives referencing an Underlying Index, the volatility of such Underlying Index); b) the performance of the Underlying ETF (and, to the extent applicable, such Underlying Index); c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide inverse exposure to the daily performance of the Underlying ETF. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for its swap agreements and futures contracts or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying ETF over the same period. The Fund will lose money if the performance of the Underlying ETF, is flat over time, and as a result of daily rebalancing, the volatility of the Underlying ETF and the effects of compounding, the Fund may lose money over time while the performance of the Underlying ETF decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Information about the Underlying ETF

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares issued by the Underlying ETF.

The iShares Core MSCI International Developed Markets ETF (NYSE Arca: IDEV) serves as the Fund’s Underlying ETF. It seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States. The index it tracks is a free float- adjusted, market cap-weighted index designed to measure large-, mid- and small-capitalization equity market performance. It includes stocks from North America, Europe, Australasia and the Far East. The Fund will not invest directly in the Underlying ETF or directly short the Underlying ETF, but rather, employ derivatives (namely swap agreements, listed options contracts and/or futures contracts), to achieve its daily inverse investment objective.

This Prospectus will be updated in the event the Adviser determines a different Underlying ETF is more appropriate to be utilized as the Underlying ETF for purposes of achieving the Fund’s daily inverse investment objective.

The Fund intends to manage its assets so that it may invest in swaps, options or futures providing exposure to the Underlying ETF (or to its Underlying Index) without limit to the extent that the Fund believes that there is sufficient market interest and publicly available information for such Underlying ETF or Index.

You can find the prospectus for the Underlying ETF, including its most recent reports to shareholders, online by reference to Investment Company Act File No. 811-09729 through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. None of the Fund, Tidal Trust IV (the “Trust”), or Tidal Investments LLC (the “Adviser”), or their respective affiliates, has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying ETF. None of the Fund, the Trust, or the Adviser, or their respective affiliates, makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF being utilized by the Fund (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying ETF or Underlying Index.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH THE UNDERLYING ETF, WITH ANY MANAGER OR SPONSOR OF THE UNDERLYING ETF OR WITH ANY UNDELYING INDEX PROVIDER. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY THE UNDERLYING ETF OR UNDERLYIING INDEX, ANY MANAGER OR SPONSOR OF THE UNDERLYING ETF, OR ANY PROVIDER OF ITS UNDERLYING INDEX. (COLLECTIVELY, “UNDERLYING ENTITIES”).

Moreover, none of the Underlying Entities has participated in the development of the Fund’s investment strategy. None of the Underlying Entities select or approve the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of the Underlying Entities provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Underlying Entities.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the Underlying Entities or their affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which its Underlying ETF concentrates. In turn, the Underlying ETF concentrates its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated. As of the date of this Prospectus, the Underlying ETF and its Underlying Index had significant exposure to the financial sector.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide inverse exposure to the daily performance of the Underlying ETF.
Portfolio Building Block 1X Inverse US Value Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve the inverse (-100%) of the daily percentage change of the value of the BITA US Value Select Index (the “Index”). The Fund aims to generate the inverse of the daily performance of the Index for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to the inverse (-1x) the Index’s daily performance, and may return substantially different amounts during such periods. During such periods, the Fund’s actual shorting levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Index

The Index is owned, calculated, administered, and disseminated by BITA GmbH (“Index Provider”).

The Index is designed to measure the gross total return performance of U.S.-listed equity securities of large-capitalization companies selected from an eligible universe based on a proprietary value-oriented factor methodology. The Index Provider applies a systematic rules-based process that evaluates companies using fundamental valuation, cash flow, and earnings-related metrics.

The Index’s eligible universe consists of U.S.-listed companies classified within specified BITA Sub-Industries in the Financial Services, Industrials, Consumer Cyclical, Energy, and Materials sectors. For a list of the applicable BITA Sub-Industries, please see the prospectus section titled “Additional Information About the Fund – Principal Investment Strategies.” To be eligible for inclusion in the Index, a company must have a minimum free-float percentage of 10%, and only ordinary shares (common equity share class) are eligible. If a company has multiple share classes that independently satisfy the Index eligibility criteria, the Index Provider may include each of the share classes.

From the eligible universe, the Index initially selects the 1,000 companies with the largest market capitalizations. The Index then assigns each selected company a “value” score, and companies are then ranked in descending order based on that score. After ranking, the Index assigns each security a weighting factor based on its position in the ranked list’s cumulative free-float market capitalization, with higher-ranked securities receiving higher weighting factors. Securities assigned a zero weighting factor are removed from the Index. The remaining constituents are then weighted using a modified free-float market capitalization methodology. The weight of any individual issuer is capped at 4.5% of the total Index weight, with any excess weight redistributed proportionally among the remaining uncapped constituents.

Official Index values are calculated and disseminated after the close of trading on the exchanges where the Index’s constituents are listed, on any day when at least one exchange included in the Index is open for trading.

The Index is reconstituted and rebalanced semi-annually in May and November, effective as of the close of business on the second Friday of the applicable rebalancing month. The determination date for each reconstitution and rebalancing generally occurs 20 business days prior to the second Friday of the rebalancing month.

The Fund’s Investment Strategy

As noted above, the Fund attempts to achieve the inverse (-100%) of the daily percentage change of the value of the Index. To seek to achieve its objective, the Fund will enter into one or more swap agreements that reference the Index. The swap agreements are contracts with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) of the Index’s value. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of the Index. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -100% of the Index’s value.

The Fund may also utilize listed options to seek to achieve the inverse (-100%) of the daily performance of the Index. The Fund may use short-dated options, including buying put options, selling call options, or implementing option spreads designed to provide inverse exposure to the Index. These options allow the Fund to obtain short exposure to the Index in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. However, options may be less efficient than swaps and may increase the likelihood that the Fund does not achieve its daily -1X objective.

The Fund may also invest in futures contracts, including equity index futures and futures on exchange-traded funds, to obtain inverse exposure to the daily performance of the Index. The Fund expects to use futures contracts primarily as a substitute for, or in combination with, other derivative instruments when necessary to maintain inverse daily exposure consistent with its investment objective. The Fund may establish short positions in such futures contracts. Futures positions are marked-to-market daily and require the posting of margin, which may be held in cash or cash equivalents.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Index; b) the performance of the Index; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide inverse exposure to the Index’s daily performance. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for its swap agreements and futures contracts or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the Index’s return over the same period. The Fund will lose money if the Index’s performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, the Fund may lose money over time while the Index’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries to approximately the same extent that the Index is concentrated. As of June 29, 2026, the Index does not concentrate in any industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide inverse exposure to the Index’s daily performance.
Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve the inverse (-100%) of the daily percentage change in the share price of one or more Underlying ETFs by employing derivatives, namely swap agreements, listed options contracts, and/or futures contracts. The Fund aims to generate the inverse of the daily performance of the Underlying ETF(s) for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act. The Underlying ETFs are passively managed ETFs that provide exposure to a broad segment of the U.S. equity market by seeking to track the performance of one or more widely followed, market capitalization-weighted U.S. large-cap equity indices composed primarily of the common stocks of approximately 500 of the largest publicly traded U.S. companies. When selecting Underlying ETFs to implement the Fund’s strategy, those with ample liquidity will be favored.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to the inverse (-1x) the daily performance of the Underlying ETF(s), and may return substantially less during such periods. During such periods, the Fund’s actual shorting levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting one or more Underlying ETFs. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying ETF. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing such Underlying ETF. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -100% of the applicable Underlying ETF or Underlying ETFs in the aggregate.

In addition to swap agreements that reference an Underlying ETF, the Fund may enter into swap agreements that reference one or more equity indices that underlie, or are tracked by, an Underlying ETF (each, an “Underlying Index”). The Adviser may determine, in its discretion, whether the Fund will use swaps referencing an Underlying ETF, an Underlying Index, or a combination of both, taking into account relative costs, availability, practicability, and other factors it deems relevant. Such index-based swap agreements are intended to provide inverse (-1x) exposure that closely corresponds to the daily performance of the applicable Underlying ETF. The gross return to be exchanged under an index-based swap is calculated by reference to a stated notional amount, and such swaps are valued daily and rebalanced in the same manner as swaps referencing an Underlying ETF.

The Fund may also utilize listed options to seek to achieve the inverse (-1X) of the daily performance of one or more Underlying ETFs. The Fund may use short-dated options, including buying put options, selling call options, or implementing option spreads designed to provide inverse exposure to the applicable Underlying ETF. These options allow the Fund to obtain short exposure to an Underlying ETF in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -1X objective.

The Fund may also invest in futures contracts, including equity index futures and futures on exchange-traded funds, to obtain inverse exposure to the daily performance of one or more Underlying ETFs or the applicable Underlying Index. The Fund expects to use futures contracts primarily as a substitute for, or in combination with, other derivative instruments when necessary to maintain inverse daily exposure consistent with its investment objective. The Fund may establish short positions in such futures contracts. Futures positions are marked-to-market daily and require the posting of margin, which may be held in cash or cash equivalents.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of any Underlying ETF, or the Underlying ETFs in the aggregate (and, to the extent the Fund obtains exposure through derivatives referencing an Underlying Index, the volatility of such Underlying Index); b) the performance of any Underlying ETF, or the Underlying ETFs in the aggregate (and, to the extent applicable, such Underlying Index); c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide inverse exposure to the daily performance of the Underlying ETF(s). For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for its swap agreements and futures contracts or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of any Underlying ETF, or the Underlying ETFs in the aggregate, over the same period. The Fund will lose money if the performance of any Underlying ETF, or the Underlying ETFs in the aggregate, is flat over time, and as a result of daily rebalancing, the volatility of the Underlying ETFs and the effects of compounding, the Fund may lose money over time while the performance of any Underlying ETF, or the Underlying ETFs in the aggregate, decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which the Underlying ETF(s) concentrates. In turn, each Underlying ETF concentrates its investments in a particular industry or group of industries to approximately the same extent that its index is concentrated. As of June 29, 2026, the index most commonly followed by Underlying ETFs had significant exposure to the Information Technology sector.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide inverse exposure to the daily performance of the Underlying ETF(s).
Portfolio Building Block 1X Inverse US Growth Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve the inverse (-100%) of the daily percentage change in the share price of one or more Underlying ETF(s) by employing derivatives, namely swap agreements, listed options contracts, and/or futures contracts. The Fund aims to generate the inverse of the daily performance of the Underlying ETF(s) for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund is classified as “non-diversified” under the 1940 Act. The Underlying ETFs are passively managed ETFs that provide exposure to a broad segment of the U.S. equity market by seeking to track the performance of one or more widely followed, market capitalization-weighted indices composed primarily of equity securities issued by approximately 100 of the largest non-financial companies listed on a U.S. securities exchange, which companies are commonly associated with growth- and innovation-oriented business models. When selecting Underlying ETFs to implement the Fund’s strategy, those with ample liquidity will be favored.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to the inverse (-1x) the daily performance of the Underlying ETF(s), and may return substantially less during such periods. During such periods, the Fund’s actual shorting levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting one or more Underlying ETFs. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying ETF. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing such Underlying ETF. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -100% of the applicable Underlying ETF or Underlying ETFs in the aggregate.

In addition to swap agreements that reference an Underlying ETF, the Fund may enter into swap agreements that reference one or more equity indices that underlie, or are tracked by, an Underlying ETF (each, an “Underlying Index”). The Adviser may determine, in its discretion, whether the Fund will use swaps referencing an Underlying ETF, an Underlying Index, or a combination of both, taking into account relative costs, availability, practicability, and other factors it deems relevant. Such index-based swap agreements are intended to provide inverse (-1x) exposure that closely corresponds to the daily performance of the applicable Underlying ETF. The gross return to be exchanged under an index-based swap is calculated by reference to a stated notional amount, and such swaps are valued daily and rebalanced in the same manner as swaps referencing an Underlying ETF.

The Fund may also utilize listed options to seek to achieve the inverse (-1X) of the daily performance of one or more Underlying ETFs. The Fund may use short-dated options, including buying put options, selling call options, or implementing option spreads designed to provide inverse exposure to the applicable Underlying ETF. These options allow the Fund to obtain short exposure to an Underlying ETF in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -1X objective.

The Fund may also invest in futures contracts, including equity index futures and futures on exchange-traded funds, to obtain inverse exposure to the daily performance of one or more Underlying ETFs or the applicable Underlying Index. The Fund expects to use futures contracts primarily as a substitute for, or in combination with, other derivative instruments when necessary to maintain inverse daily exposure consistent with its investment objective. The Fund may establish short positions in such futures contracts. Futures positions are marked-to-market daily and require the posting of margin, which may be held in cash or cash equivalents.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of any Underlying ETF, or the Underlying ETFs in the aggregate (and, to the extent the Fund obtains exposure through derivatives referencing an Underlying Index, the volatility of such Underlying Index); b) the performance of any Underlying ETF, or the Underlying ETFs in the aggregate (and, to the extent applicable, such Underlying Index); c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide inverse exposure to the daily performance of the Underlying ETF(s). For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for its swap agreements and futures contracts or as premiums for purchased options contracts.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of any Underlying ETF, or the Underlying ETFs in the aggregate, over the same period. The Fund will lose money if the performance of any Underlying ETF, or the Underlying ETFs in the aggregate, is flat over time, and as a result of daily rebalancing, the volatility of the Underlying ETFs and the effects of compounding, the Fund may lose money over time while the performance of any Underlying ETF, or the Underlying ETFs in the aggregate, decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which the Underlying ETF(s) concentrates. In turn, each Underlying ETF concentrates its investments in a particular industry or group of industries to approximately the same extent that its index is concentrated. As of June 29, 2026, the index most commonly followed by Underlying ETFs had significant exposure to the Information Technology sector.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide inverse exposure to the daily performance of the Underlying ETF(s).